Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Exchange_Rate	Dec. 31, 2019 USD ($) Exchange_Rate	Dec. 31, 2018 USD ($) Exchange_Rate	Dec. 31, 2017
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.23%	6.18%	7.03%
Average crude oil price | $	$ 52.96	$ 48.69	$ 58.02
Average gas price | $	5.21	5.07	4.89
Average condensates price | $	$ 61.09	$ 57.67	$ 43.21
Pemex Fertilizes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	22 years	23 years	26 years
Discount rate	9.51%	10.15%	8.92%
Rate of U.S. dollar	19.9487	18.8452	19.6829
Pemex Logistics [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	11.97%	11.94%	13.55%	15.41%
Pemex Logistics [member] | Pipelines [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	22 years	23 years	26 years
Discount rate	11.97%	11.94%	13.55%
Pemex Logistics [member] | Landing transport [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	5 years	5 years	6 years
Discount rate	11.97%	11.94%	13.55%
Pemex Logistics [member] | Vessel [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	19 years	19 years	21 years
Discount rate	11.97%	11.94%	13.55%
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	2,134	2,056	2,717
Useful lives of the cash generating units	7 years	7 years	8 years
Discount rate	9.76%	10.22%	10.22%
Period	2020-2027	2020-2027	2019-2027
Rate of U.S. dollar	19.9487	18.8452	19.68
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	7 years	7 years	7 years
Discount rate	9.76%	8.61%	8.92%
Period	2020-2027	2020-2027	2019-2026
Rate of U.S. dollar	19.9487	18.8452	19.6829
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	920	723	680
Useful lives of the cash generating units	12 years	12 years	14 years
Discount rate	10.83%	11.47%	11.52%
Period	2020-2032	2020-2032	2019-2034
Average crude oil price | $	$ 48.89	$ 54.13	$ 53.98
Rate of U.S. dollar	19.9487	18.8452	19.6829
Ethylene [Member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		6 years
Discount rate		8.03%
Period		2020-2026
Rate of U.S. dollar		18.8452